Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	¥ 333
Aggregate unpaid loan principal balance	12,024	15,535
Aggregate loan fair value	12,631	16,026
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	607	491
Investment funds fair value	11,433	5,800
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	116	(628)	1,024
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	5,116
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	6,317	5,800
Investments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	¥ 1,412	¥ 670